Basic and diluted loss per share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic And Diluted Loss Per Share
Profit (loss)	$ (17,468)	$ (41,577)	$ (52,017)
Weighted average number of common shares outstanding	875	875	875
Basic and diluted loss per share – in pesos	$ (19.96)	$ (47.52)	$ (59.45)